UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

(Exact name of registrant as specified in charter)

211 Main Street,

San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	92,955,406	90,398,455
0.0%	Rights	—	330
0.8%	Other Investment Company	693,685	704,850
0.2%	Short-Term Investments	215,389	215,389
100.0%	Total Investments	93,864,480	91,319,024
0.0%	Other Assets and Liabilities, Net		30,685
100.0%	Net Assets		91,349,709

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Australia 7.9%
Real Estate 7.9%
Charter Hall Retail REIT	37,674	110,634
Dexus Property Group	100,220	555,556
Goodman Group	114,774	505,599
Investa Office Fund	57,789	160,893
LendLease Group	96,468	885,291
Mirvac Group	500,381	672,444
Scentre Group	157,770	454,769
Stockland	439,588	1,268,399
The GPT Group	145,525	485,112
Vicinity Centres	127,925	250,224
Westfield Corp.	266,048	1,839,110
		7,188,031
Austria 0.3%
Real Estate 0.3%
IMMOFINANZ AG *	100,000	247,323
Belgium 0.4%
Real Estate 0.4%
Befimmo S.A.	1,858	113,419
Cofinimmo S.A.	2,041	213,146
		326,565
Brazil 0.6%
Consumer Durables & Apparel 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	100,345	191,438
Security	Number of Shares	Value ($)
Real Estate 0.4%
BR Malls Participacoes S.A.	54,879	181,252
BR Properties S.A.	43,698	117,851
Multiplan Empreendimentos Imobiliarios S.A.	8,961	98,437
		397,540
		588,978
Canada 1.9%
Real Estate 1.9%
Artis Real Estate Investment Trust	5,453	54,920
Boardwalk Real Estate Investment Trust	2,980	105,793
Canadian Apartment Properties REIT	2,791	55,488
Canadian Real Estate Investment Trust	3,797	120,070
Colliers International Group, Inc.	2,269	102,708
Cominar Real Estate Investment Trust	9,593	107,822
Dream Office Real Estate Investment Trust	7,219	98,761
First Capital Realty, Inc.	11,110	162,975
Granite Real Estate Investment Trust	5,848	178,096
H&R Real Estate Investment Trust	13,371	214,865
RioCan Real Estate Investment Trust	17,299	330,967
Smart Real Estate Investment Trust	7,289	174,659
		1,707,124
China 7.5%
Real Estate 7.5%
Agile Property Holdings Ltd.	720,000	386,022
Beijing Capital Land Ltd., Class H	103,267	45,287
China Jinmao Holdings Group Ltd.	554,000	168,416
China Merchants Property Development Co., Ltd., Class B	42,000	171,663
China Overseas Land & Investment Ltd.	344,000	1,139,316
China Resources Land Ltd.	166,000	447,702
China Vanke Co., Ltd., Class H	133,800	333,396
Country Garden Holdings Co., Ltd.	942,000	353,741
Dalian Wanda Commercial Properties Co., Ltd., Class H (a)	12,900	76,711

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Evergrande Real Estate Group Ltd.	856,000	675,934
Greentown China Holdings Ltd. *	264,500	267,519
Guangzhou R&F Properties Co., Ltd., Class H	367,200	413,989
Kerry Properties Ltd.	110,000	310,339
KWG Property Holding Ltd.	204,500	146,072
Longfor Properties Co., Ltd.	137,000	188,389
New World China Land Ltd.	108,000	73,829
Poly Property Group Co., Ltd.	501,000	156,825
Shenzhen Investment Ltd.	326,000	140,840
Shimao Property Holdings Ltd.	206,000	343,595
Shui On Land Ltd.	629,000	173,599
Sino-Ocean Land Holdings Ltd.	516,500	289,457
SOHO China Ltd.	565,000	229,288
Sunac China Holdings Ltd.	238,000	158,283
Yuexiu Property Co., Ltd.	1,022,000	171,769
		6,861,981
France 5.0%
Real Estate 5.0%
Fonciere Des Regions	5,875	520,931
Gecina S.A.	3,178	383,904
ICADE	5,911	417,034
Klepierre	17,160	778,962
Mercialys S.A.	8,116	174,686
Nexity S.A.	10,352	441,782
Unibail-Rodamco SE	7,314	1,878,765
		4,596,064
Germany 0.6%
Real Estate 0.6%
Deutsche Euroshop AG	3,485	147,622
Deutsche Wohnen AG	3,204	88,025
LEG Immobilien AG *	945	74,739
Vonovia SE	6,138	189,978
		500,364
Hong Kong 6.8%
Real Estate 6.8%
China South City Holdings Ltd.	150,000	34,373
Great Eagle Holdings Ltd.	38,000	122,179
Hang Lung Group Ltd.	84,000	287,167
Hang Lung Properties Ltd.	158,000	370,308
Henderson Land Development Co., Ltd.	48,500	298,511
Hongkong Land Holdings Ltd.	81,200	567,131
Hopewell Holdings Ltd.	14,000	49,621
Hysan Development Co., Ltd.	33,000	139,381
New World Development Co., Ltd.	639,000	634,444
Sino Land Co., Ltd.	282,000	416,695
Sun Hung Kai Properties Ltd.	85,000	1,044,581
Swire Properties Ltd.	73,600	213,112
The Link REIT	118,500	719,089
The Wharf Holdings Ltd.	141,000	806,497
Wheelock & Co., Ltd.	119,000	514,698
		6,217,787
Security	Number of Shares	Value ($)
India 0.1%
Real Estate 0.1%
DLF Ltd.	73,003	125,769
Italy 0.1%
Real Estate 0.1%
Beni Stabili S.p.A	173,728	131,001
Japan 13.0%
Real Estate 13.0%
Advance Residence Investment Corp.	102	217,267
Aeon Mall Co., Ltd.	16,200	278,586
Daikyo, Inc.	50,000	82,042
Daito Trust Construction Co., Ltd.	15,000	1,558,682
Frontier Real Estate Investment Corp.	32	129,591
Fukuoka REIT Corp.	38	62,135
Japan Excellent, Inc.	131	145,050
Japan Logistics Fund, Inc.	29	55,570
Japan Prime Realty Investment Corp.	65	224,192
Japan Real Estate Investment Corp.	98	465,978
Japan Retail Fund Investment Corp.	215	411,377
Kenedix Office Investment Corp.	36	158,553
Leopalace21 Corp. *	59,200	346,700
Mitsubishi Estate Co., Ltd.	86,000	1,809,955
Mitsui Fudosan Co., Ltd.	78,000	1,968,599
Mori Trust Sogo REIT, Inc.	68	114,124
Nippon Accommodations Fund, Inc.	35	119,474
Nippon Building Fund, Inc.	122	576,096
Nippon Prologis REIT, Inc.	28	49,062
Nomura Real Estate Holdings, Inc.	27,700	542,444
NTT Urban Development Corp.	15,300	149,124
Orix JREIT, Inc.	155	202,679
Premier Investment Corp.	50	49,185
Relo Holdings, Inc.	1,500	162,502
Sumitomo Realty & Development Co., Ltd.	36,000	1,094,471
Tokyo Tatemono Co., Ltd.	21,000	252,381
Tokyu Fudosan Holdings Corp.	41,600	280,582
Top REIT, Inc.	26	95,501
United Urban Investment Corp.	180	239,643
		11,841,545
Netherlands 0.6%
Real Estate 0.6%
Eurocommercial Properties N.V. CVA	4,039	171,083
NSI N.V.	13,998	56,461
Vastned Retail N.V.	3,383	151,942
Wereldhave N.V.	3,695	206,553
		586,039

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Singapore 2.2%
Real Estate 2.2%
Ascendas Real Estate Investment Trust	174,100	294,706
CapitaLand Commercial Trust Ltd.	156,400	145,018
CapitaLand Ltd.	244,900	523,820
CapitaLand Mall Trust	191,600	258,240
Global Logistic Properties Ltd.	114,500	159,720
Mapletree Greater China Commercial Trust	86,000	56,012
Mapletree Industrial Trust	48,800	52,414
Mapletree Logistics Trust	68,500	48,790
Suntec Real Estate Investment Trust	137,600	149,499
UOL Group Ltd.	54,100	233,934
Wing Tai Holdings Ltd.	49,100	59,023
Yanlord Land Group Ltd.	69,600	51,762
		2,032,938
South Africa 0.9%
Real Estate 0.9%
Emira Property Fund Ltd.	80,714	96,761
Growthpoint Properties Ltd.	231,862	386,523
Redefine Properties Ltd.	272,094	198,390
SA Corporate Real Estate Fund Nominees Pty Ltd.	366,391	119,123
		800,797
Sweden 1.0%
Diversified Financials 0.3%
LE Lundbergfortagen AB, B Shares	4,705	251,153
Real Estate 0.7%
Castellum AB	16,521	232,200
Fabege AB	11,144	177,521
Kungsleden AB	21,337	152,704
Wihlborgs Fastigheter AB	3,125	61,554
		623,979
		875,132
Switzerland 0.4%
Real Estate 0.4%
Allreal Holding AG - Reg'd *	1,110	138,528
Swiss Prime Site AG - Reg'd *	2,630	196,701
		335,229
Taiwan 0.8%
Real Estate 0.8%
Chong Hong Construction Co., Ltd.	65,800	91,058
Farglory Land Development Co., Ltd.	124,000	132,551
Highwealth Construction Corp.	164,700	201,644
Huaku Development Co., Ltd.	71,000	132,431
Security	Number of Shares	Value ($)
Radium Life Tech Co., Ltd. *	133,827	47,277
Ruentex Development Co., Ltd.	95,000	126,172
		731,133
United Arab Emirates 0.4%
Real Estate 0.4%
Emaar Properties PJSC	233,717	365,781
United Kingdom 3.9%
Real Estate 3.9%
Derwent London plc	3,245	184,180
Hammerson plc	56,448	518,617
Intu Properties plc	81,000	394,576
Land Securities Group plc	58,046	1,076,106
Savills plc	15,761	212,999
Segro plc	78,149	518,759
Shaftesbury plc	8,957	125,861
The British Land Co., plc	44,706	561,222
		3,592,320
United States 44.6%
Real Estate 44.6%
Alexandria Real Estate Equities, Inc.	4,071	374,898
American Campus Communities, Inc.	6,769	273,468
American Tower Corp.	14,596	1,450,550
Apartment Investment & Management Co., Class A	12,346	470,506
AvalonBay Communities, Inc.	4,969	903,315
BioMed Realty Trust, Inc.	15,882	372,751
Boston Properties, Inc.	8,174	1,021,668
Brandywine Realty Trust	20,575	283,112
Brixmor Property Group, Inc.	5,038	126,504
Camden Property Trust	6,070	463,627
CBL & Associates Properties, Inc.	20,600	269,242
CBRE Group, Inc., Class A *	14,109	528,664
Chambers Street Properties	7,601	57,160
Columbia Property Trust, Inc.	17,500	438,550
Corporate Office Properties Trust	11,077	246,906
Corrections Corp. of America	21,432	552,517
Crown Castle International Corp.	9,397	807,296
CubeSmart	2,462	71,693
DCT Industrial Trust, Inc.	5,680	216,806
DDR Corp.	16,523	281,717
DiamondRock Hospitality Co.	15,319	170,500
Digital Realty Trust, Inc.	10,176	733,791
Douglas Emmett, Inc.	9,844	304,967
Duke Realty Corp.	25,893	526,923
DuPont Fabros Technology, Inc.	1,922	63,503
EastGroup Properties, Inc.	2,621	152,568
EPR Properties	4,432	248,369
Equinix, Inc.	1,665	493,672
Equity Commonwealth *	17,596	486,002
Equity LifeStyle Properties, Inc.	3,610	225,192
Equity One, Inc.	4,700	127,981
Equity Residential	18,952	1,512,749

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	1,728	398,805
Extra Space Storage, Inc.	2,999	251,166
Federal Realty Investment Trust	3,411	499,780
Forest City Enterprises, Inc., Class A *	2,714	60,359
Franklin Street Properties Corp.	10,048	105,203
General Growth Properties, Inc.	28,497	725,819
Government Properties Income Trust	6,471	109,554
HCP, Inc.	34,133	1,212,745
Healthcare Realty Trust, Inc.	8,723	237,178
Healthcare Trust of America, Inc., Class A	6,602	172,378
Hersha Hospitality Trust	3,876	91,512
Highwoods Properties, Inc.	7,851	341,990
Hospitality Properties Trust	22,824	633,822
Host Hotels & Resorts, Inc.	57,605	956,243
Investors Real Estate Trust	15,931	130,156
Iron Mountain, Inc.	34,163	949,048
Jones Lang LaSalle, Inc.	3,602	598,364
Kilroy Realty Corp.	3,704	247,168
Kimco Realty Corp.	28,233	736,599
LaSalle Hotel Properties	6,133	173,012
Lexington Realty Trust	24,031	206,426
Liberty Property Trust	15,897	538,908
Mack-Cali Realty Corp.	24,182	568,277
Medical Properties Trust, Inc.	9,992	120,004
Mid-America Apartment Communities, Inc.	3,669	324,927
National Retail Properties, Inc.	6,800	261,528
Omega Healthcare Investors, Inc.	6,484	223,309
Pennsylvania Real Estate Investment Trust	6,819	147,018
Piedmont Office Realty Trust, Inc., Class A	27,668	539,249
Post Properties, Inc.	2,857	168,449
Prologis, Inc.	22,886	978,376
PS Business Parks, Inc.	1,604	141,826
Public Storage	6,812	1,635,289
Realogy Holdings Corp. *	5,480	226,379
Realty Income Corp.	7,800	387,036
Regency Centers Corp.	6,205	418,093
Retail Properties of America, Inc., Class A	23,016	352,145
RLJ Lodging Trust	7,700	187,880
Ryman Hospitality Properties, Inc.	3,527	191,657
Sabra Health Care REIT, Inc.	5,870	121,392
Senior Housing Properties Trust	20,143	291,066
Simon Property Group, Inc.	14,908	2,776,466
SL Green Realty Corp.	3,571	421,664
Sovran Self Storage, Inc.	1,687	169,527
Spirit Realty Capital, Inc.	6,407	62,917
Sun Communities, Inc.	2,196	146,803
Sunstone Hotel Investors, Inc.	8,627	126,644
Tanger Factory Outlet Centers, Inc.	6,024	200,659
Taubman Centers, Inc.	3,945	283,527
The Geo Group, Inc.	7,654	224,415
The Macerich Co.	7,509	586,828
UDR, Inc.	15,426	569,374
Ventas, Inc.	21,199	1,130,755
Security	Number of Shares	Value ($)
Vornado Realty Trust	14,134	1,367,606
Washington Real Estate Investment Trust	8,780	241,538
Weingarten Realty Investors	11,052	386,378
Welltower, Inc.	14,211	897,993
WP Carey, Inc.	3,817	236,158
		40,746,554
Total Common Stock
(Cost $92,955,406)		90,398,455

Rights 0.0% of net assets
South Africa 0.0%
Real Estate 0.0%
SA Corporate Real Estate Fund Nominees Pty Ltd. *	47,631	330
Total Rights
(Cost $—)		330

Other Investment Company 0.8% of net assets
Equity Fund 0.8%
United States 0.8%
SPDR Dow Jones Global Real Estate ETF	15,000	704,850
Total Other Investment Company
(Cost $693,685)		704,850
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets
Time Deposits 0.2%
Bank of Tokyo - Mitsubishi UFJ
Japanese Yen
0.01%, 12/01/15	2,527,151	20,529
BNP Paribas
U.S. Dollar
0.03%, 12/01/15	160,361	160,361
Brown Brothers Harriman
Australian Dollar
1.00%, 12/01/15	48	35
Brown Brothers Harriman
Canadian Dollar
0.05%, 12/01/15	1,279	958
Euro
(0.22%), 12/01/15	9,721	10,270
Great British Pound
0.08%, 12/01/15	1,367	2,058
Singapore Dollar
0.10%, 12/01/15	20,553	14,571

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
South African Rand
5.12%, 12/01/15	94,825	6,560
Swiss Franc
(1.00%), 12/01/15	48	47
Total Short-Term Investments
(Cost $215,389)		215,389

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $94,216,887 and the unrealized appreciation and depreciation were $4,253,710 and ($7,151,573), respectively, with a net unrealized depreciation of ($2,897,863).
As of 11/30/15, the values of certain foreign securities held by the fund aggregating $47,366,288 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $76,711 or 0.1% of net assets.

CVA –	Dutch Certificate
ETF –	Exchange Traded Fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust
SPDR –	Standard & Poor's Depositary Receipts

The following is a summary of the inputs used to value the fund's investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$37,913,832	$—	$37,913,832
Canada [1]	1,707,124	—	—	1,707,124
China
Real Estate	171,663	6,690,318	—	6,861,981
Singapore
Real Estate	52,414	1,980,524	—	2,032,938
South Africa
Real Estate	215,884	584,913	—	800,797
Switzerland
Real Estate	138,528	196,701	—	335,229
United States[1]	40,746,554	—	—	40,746,554
Rights [1]	330	—	—	330
Other Investment Company[1]	704,850	—	—	704,850
Short-Term Investments[1]	—	215,389	—	215,389
Total	$43,737,347	$47,581,677	$—	$91,319,024
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers in the amount of $1,994,127 from Level 1 to Level 2 and $184,901 from Level 2 to Level 1, respectively, for the period ended November 30, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516NOV15

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 19, 2016

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	January 19, 2016